UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23213

USCF Mutual Funds Trust

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC
Mr. Stuart Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 to June 30, 2018

ITEM 1. PROXY VOTING RECORD:

The USCF Commodity Strategy Fund did not hold any voting securities during the reporting period and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF Mutual Funds Trust

By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Date:	August 30, 2018